Share Capital and Employee Compensation Plans - Deferred Stock Unit Activity (Details) - DSUs $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments outstanding. beginning (shares) | shares	109,000.0	0
Granted (shares) | shares	47,500	109,000.0
Paid out (shares) | shares	(25,700)
Other equity instruments outstanding, ending (shares) | shares	130,800	109,000.0
Fair value of other equity instruments outstanding, beginning	$ 1.8	$ 0.0
Granted, fair value	1.0	1.7
Paid out, fair value	(0.6)
Change in value, fair value	0.6	0.1
Fair value of other equity instruments outstanding, ending	$ 2.8	$ 1.8